Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

August 8, 2019

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Jaea Hahn

RE:	Delaware VIP Trust (the “Registrant”)
File Nos. 811-05162; 033-14363

Dear Ms. Hahn:

Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the Item 2, 3 and 4 risk/return summary disclosure required by Form N-1A, which disclosure was included in the definitive Service Class Prospectus dated July 19, 2019, for the Delaware VIP Total Return Series and Delaware VIP Investment Grade Series, and the definitive Standard Class prospectus dated July 19, 2019, for the Delaware VIP Covered Call Strategy Series, Delaware VIP Fund for Income Series, Delaware VIP Growth Equity Series, Delaware VIP Equity Income Series, Delaware VIP Government Cash Management Series, Delaware VIP Growth and Income Series, Delaware VIP Opportunity Series, Delaware VIP Limited Duration Bond Series, Delaware VIP Special Situations Series, Delaware VIP International Series, Delaware VIP Total Return Series, and Delaware VIP Investment Grade Series, series of the Registrant, and that were filed with the U.S. Securities and Exchange Commission via the EDGAR system on July 24, 2019 (Accession No. 0001206774-19-002214) pursuant to Rule 497(c) under the Securities Act of 1933.

If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Earthen E. Johnson
Macquarie Investment Management
Bruce G. Leto